Earn-Out Shares - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance	$ 67,600
Impact of incremental shares due to option holder forfeitures	627
Change in fair value	30,673
Fair value, ending balance	$ 98,900